Selected Statement of Operations Data - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Customer Segment	Dec. 31, 2012 Customer		Dec. 31, 2011 Customer
Segment Reporting [Abstract]
Number of reportable segments	3
Number of operating segments	2
Percentage of maximum revenue from customer	10.00%	10.00%		10.00%
Number of customers accounted for more than 10% of company's revenues	0	0		0
Restructuring charge		$ 5,063	[1]
Aggregate amounts of ordinary shares	1,249,444	2,861,827		570,084

[1]	See Note 1a(ii).